Guarantor and Non-Guarantor Financial Statements	6 Months Ended
Jun. 30, 2012
Guarantor and Non Guarantor Financial Statements [Abstract]
GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

NOTE 17 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, Inc.’s obligations under the Senior Notes. Certain of Holdings’ subsidiaries have entered into guarantee and security arrangements in respect of UCI International, Inc.’s indebtedness described in Note 10.

The condensed financial information for the Successor that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International and a guarantor of the Senior Notes, (b) UCI International, Inc., which is the issuer of the Senior Notes and borrower under the Senior Secured Credit Facilities, (c) certain of the domestic subsidiaries, which guarantee the Senior Notes and borrowings under the Senior Secured Credit Facilities (the “Guarantor Subsidiaries”), (d) the foreign subsidiaries and certain domestic subsidiaries which do not guarantee the Senior Notes and borrowings under the Senior Secured Credit Facilities (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions. The allocation of goodwill at June 30, 2012 between the Guarantor Subsidiaries and Non-Guarantor Subsidiaries has been finalized.

The condensed financial information for the Predecessor that follows includes condensed financial statements for (a) UCI International, Inc., which is the issuer of the Senior Notes and borrower under the Senior Secured Credit Facilities, (b) the Guarantor Subsidiaries, (c) the Non-Guarantor Subsidiaries, and (d) consolidated UCI International. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet

June 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$66,008	$—	$4	$30,016	$22,282	$13,706
Intercompany receivables - current	—	(60,987)	—	12,938	24,745	23,304
Accounts receivable, net	233,118	—	—	—	214,481	18,637
Related party receivable	24,576	—	—	—	24,576	—
Inventories	158,636	—	—	—	134,451	24,185
Deferred tax assets	46,952	—	—	8,481	37,626	845
Other current assets	17,093	—	—	648	9,501	6,944

Total current assets	546,383	(60,987)	4	52,083	467,662	87,621
Property, plant and equipment, net	157,100	—	—	—	117,128	39,972
Investment in subsidiaries	—	(1,096,402)	283,524	718,211	94,667	—
Goodwill	308,450	—	—	—	278,571	29,879
Other intangible assets, net	411,439	—	—	—	403,529	7,910
Intercompany receivables non-current	—	4,761	—	195,123	(200,714)	830
Deferred financing costs, net	18,850	—	—	18,850	—	—
Other long-term assets	3,911	—	—	—	3,098	813

Total assets	$1,446,133	$(1,152,628)	$283,528	$984,267	$1,163,941	$167,025

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$125,734	$—	$—	$—	$105,631	$20,103
Short-term borrowings	3,147	—	—	—	—	3,147
Current maturities of long-term debt	3,302	—	—	3,000	302	—
Related party payable	866	—	16	42	43	765
Intercompany payables - current	—	(52,204)	—	—	27,570	24,634
Accrued expenses and other current liabilities	117,324	(7)	—	17,791	91,535	8,005

Total current liabilities	250,373	(52,211)	16	20,833	225,081	56,654
Long-term debt, less current maturities	692,051	—	—	691,429	622	—
Pension and other post-retirement liabilities	82,862	—	—	—	82,270	592
Deferred tax liabilities	135,007	—	—	(11,519)	141,223	5,303
Intercompany payables - non-current	—	(4,015)	—	—	(4,803)	8,818
Other long-term liabilities	2,328	—	—	—	1,337	991
Total shareholder’s equity	283,512	(1,096,402)	283,512	283,524	718,211	94,667

Total liabilities and shareholder’s equity	$1,446,133	$(1,152,628)	$283,528	$984,267	$1,163,941	$167,025

Condensed Consolidating Balance Sheet

December 31, 2011

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$67,697	$—	$—	$16	$55,575	$12,106
Intercompany receivables - current	—	(59,347)	—	—	36,073	23,274
Accounts receivable, net	256,679	—	—	—	238,495	18,184
Related party receivable	10,760	—	—	—	10,760	—
Inventories	152,818	—	—	—	129,623	23,195
Deferred tax assets	37,894	—	—	1,380	36,475	39
Other current assets	15,375	—	—	58	9,346	5,971

Total current assets	541,223	(59,347)	—	1,454	516,347	82,769
Property, plant and equipment, net	153,044	—	—	—	113,328	39,716
Investment in subsidiaries	—	(1,042,250)	265,686	682,964	93,600	—
Goodwill	308,821	—	—	—	277,445	31,376
Other intangible assets, net	423,687	—	—	—	415,196	8,491
Intercompany receivables non-current	—	(8,754)	—	254,756	(246,002)	—
Deferred financing costs, net	20,176	—	—	20,176	—	—
Other long-term assets	1,822	—	—	—	1,060	762

Total assets	$1,448,773	$(1,110,351)	$265,686	$959,350	$1,170,974	$163,114

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$117,687	$—	$—	$—	$97,616	$20,071
Short-term borrowings	3,169	—	—	—	—	3,169
Current maturities of long-term debt	3,373	—	—	3,000	373	—
Related party payable	1,249	—	—	—	1,150	99
Intercompany payables - current	—	(59,347)	35	426	34,021	24,865
Accrued expenses and other current liabilities	130,980	—	—	14,485	110,543	5,952

Total current liabilities	256,458	(59,347)	35	17,911	243,703	54,156
Long-term debt, less current maturities	693,485	—	—	692,779	706	—
Pension and other post-retirement liabilities	118,040	—	—	—	117,784	256
Deferred tax liabilities	112,714	—	—	(17,026)	124,362	5,378
Intercompany payables - non-current	—	(8,754)	—	—	—	8,754
Other long-term liabilities	2,425	—	—	—	1,455	970
Total shareholder’s equity	265,651	(1,042,250)	265,651	265,686	682,964	93,600

Total liabilities and shareholder’s equity	$1,448,773	$(1,110,351)	$265,686	$959,350	$1,170,974	$163,114

Condensed Consolidating Statement of Comprehensive Income (Loss)

Three Months Ended June 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$234,601	$(29,987)	$—	$—	$222,439	$42,149
Cost of sales	181,525	(29,987)	—	—	174,562	36,950

Gross profit	53,076	—	—	—	47,877	5,199
Operating expenses
Selling and warehousing	(16,886)	—	—	—	(15,247)	(1,639)
General and administrative	(15,412)	—	5	(5,543)	(8,495)	(1,379)
Amortization of acquired intangible assets	(5,528)	—	—	—	(5,295)	(233)
Restructuring costs, net	(3,771)	—	—	—	(307)	(3,464)
Antitrust litigation costs	(354)	—	—	—	(354)	—

Operating income (loss)	11,125	—	5	(5,543)	18,179	(1,516)
Other expense
Interest expense, net	(13,844)	—	—	(13,821)	(14)	(9)
Intercompany interest	—	—	—	5,569	(5,477)	(92)
Miscellaneous, net	(1,356)	—	—	—	(1,355)	(1)

Income (loss) before income taxes	(4,075)	—	5	(13,795)	11,333	(1,618)
Income tax (expense) benefit	(308)	—	—	5,016	(1,758)	(3,566)

Net income (loss) before equity in earnings of subsidiaries	(4,383)	—	5	(8,779)	9,575	(5,184)
Equity in earnings of subsidiaries	—	5,181	(4,388)	4,391	(5,184)	—

Net income (loss)	$(4,383)	$5,181	$(4,383)	$(4,388)	$4,391	$(5,184)

Comprehensive income (loss)	$(7,199)	$5,181	$(4,383)	$(4,388)	$4,490	$(8,099)

Condensed Consolidating Statement of Comprehensive Income (Loss)

Three Months Ended June 30, 2011

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$251,942	$(28,175)	$—	$—	$236,699	$43,418
Cost of sales	191,762	(28,175)	—	—	183,176	36,761

Gross profit	60,180	—	—	—	53,523	6,657
Operating expenses
Selling and warehousing	(17,915)	—	—	—	(16,305)	(1,610)
General and administrative	(11,804)	—	—	(3,414)	(7,818)	(572)
Amortization of acquired intangible assets	(5,709)	—	—	—	(5,309)	(400)
Merger and acquisition costs	(2,535)	—	—	(2,535)	—	—
Restructuring costs, net	(675)	—	—	—	(634)	(41)
Patent litigation costs	(104)	—	—	—	(104)	—
Antitrust litigation costs	(626)	—	—	—	(626)	—

Operating income (loss)	20,812	—	—	(5,949)	22,727	4,034
Other expense
Interest expense, net	(13,808)	—	—	(13,854)	(19)	65
Intercompany interest	—	—	—	5,568	(5,479)	(89)
Miscellaneous, net	(1,851)	—	—	—	(1,851)	—

Income (loss) before income taxes	5,153	—	—	(14,235)	15,378	4,010
Income tax (expense) benefit	788	—	—	1,774	(83)	(903)

Net income (loss) before equity in earnings of subsidiaries	5,941	—	—	(12,461)	15,295	3,107
Equity in earnings of subsidiaries	—	(27,450)	5,941	18,402	3,107	—

Net income (loss)	$5,941	$(27,450)	$5,941	$5,941	$18,402	$3,107

Comprehensive income (loss)	$7,425	$(27,450)	$5,941	$5,941	$18,402	$4,591

Condensed Consolidating Statement of Comprehensive Income (Loss)

Six Months Ended June 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$496,232	$(59,740)	$—	$—	$472,173	$83,799
Cost of sales	376,159	(59,740)	—	—	362,541	73,358

Gross profit	120,073	—	—	—	109,632	10,441
Operating expenses
Selling and warehousing	(34,484)	—	—	—	(31,022)	(3,462)
General and administrative	(31,120)	—	(3)	(8,714)	(19,973)	(2,430)
Amortization of acquired intangible assets	(11,054)	—	—	—	(10,590)	(464)
Restructuring costs, net	(3,767)	—	—	—	(713)	(3,054)
Antitrust litigation costs	(884)	—	—	—	(884)	—

Operating income (loss)	38,764	—	(3)	(8,714)	46,450	1,031
Other expense
Interest expense, net	(27,712)	—	—	(27,659)	(30)	(23)
Intercompany interest	—	—	—	11,137	(10,956)	(181)
Miscellaneous, net	(2,880)	—	—	—	(2,879)	(1)

Income (loss) before income taxes	8,172	—	(3)	(25,236)	32,585	826
Income tax (expense) benefit	(5,702)	—	—	9,026	(10,105)	(4,623)

Net income (loss) before equity in earnings of subsidiaries	2,470	—	(3)	(16,210)	22,480	(3,797)
Equity in earnings of subsidiaries	—	(17,359)	2,473	18,683	(3,797)	—

Net income (loss)	$2,470	$(17,359)	$2,470	$2,473	$18,683	$(3,797)

Comprehensive income (loss)	$17,823	$(17,359)	$2,470	$2,473	$34,220	$(3,981)

Condensed Consolidating Statement of Comprehensive Income (Loss)

Six Months Ended June 30, 2011

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$418,651	$(46,350)	$—	$—	$395,690	$69,311
Cost of sales	335,432	(46,350)	—	—	321,804	59,978

Gross profit	83,219	—	—	—	73,886	9,333
Operating expenses
Selling and warehousing	(30,304)	—	—	—	(27,265)	(3,039)
General and administrative	(18,803)	—	(30)	(3,324)	(14,086)	(1,363)
Amortization of acquired intangible assets	(9,269)	—	—	—	(8,861)	(408)
Merger and acquisition costs	(11,031)	—	—	(11,031)	—	—
Restructuring costs, net	(786)	—	—	—	(634)	(152)
Patent litigation costs	(136)	—	—	—	(136)	—
Antitrust litigation costs	(2,970)	—	—	—	(2,970)	—

Operating income (loss)	9,920	—	(30)	(14,355)	19,934	4,371
Other expense
Interest expense, net	(23,823)	—	—	(23,912)	(23)	112
Intercompany interest	—	—	—	9,590	(9,443)	(147)
Debt commitment fees	(5,945)	—	—	(5,945)	—	—
Miscellaneous, net	(2,499)	—	—	—	(2,499)	—

Income (loss) before income taxes	(22,347)	—	(30)	(34,622)	7,969	4,336
Income tax (expense) benefit	8,058	—	—	7,278	1,566	(786)

Net income (loss) before equity in earnings of subsidiaries	(14,289)	—	(30)	(27,344)	9,535	3,550
Equity in earnings of subsidiaries	—	(2,376)	(14,259)	13,085	3,550	—

Net income (loss)	$(14,289)	$(2,376)	$(14,289)	$(14,259)	$13,085	$3,550

Comprehensive income (loss)	$(11,564)	$(2,376)	$(14,289)	$(14,259)	$13,085	$6,275

Condensed Consolidating Statement of Comprehensive Income (Loss)

January 1, 2011 Through January 25, 2011

(in thousands)

	UCI International Consolidated	Eliminations	UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$78,842	$(9,872)	$—	$75,222	$13,492
Cost of sales	60,296	(9,872)	—	58,257	11,911

Gross profit	18,546	—	—	16,965	1,581
Operating expenses
Selling and warehousing	(5,167)	—	—	(4,575)	(592)
General and administrative	(3,577)	—	—	(3,274)	(303)
Amortization of acquired intangible assets	(405)	—	—	(405)	—
Merger and acquisition costs	(5,170)	—	(5,154)	(16)	—
Stock-based compensation expense	(15,082)	—	—	(15,082)	—
Patent litigation costs	(500)	—	—	(500)	—
Antitrust litigation costs	(813)	—	—	(813)	—

Operating income (loss)	(12,168)	—	(5,154)	(7,700)	686
Other expense
Interest expense, net	(4,663)	—	(2,504)	(2,166)	7
Intercompany interest	—	—	—	30	(30)
Management fee expense	(139)	—	—	(139)	—
Loss on early extinguishment of debt	(24,153)	—	(10,004)	(14,149)	—
Miscellaneous, net	(727)	—	—	(727)	—

Income (loss) before income taxes	(41,850)	—	(17,662)	(24,851)	663
Income tax (expense) benefit	13,952	—	6,822	7,324	(194)

Net income (loss) before equity in earnings of subsidiaries	(27,898)	—	(10,840)	(17,527)	469
Equity in earnings of subsidiaries	—	16,589	(17,058)	469	—

Net income (loss)	$(27,898)	$16,589	$(27,898)	$(17,058)	$469

Comprehensive income (loss)	$(27,155)	$16,589	$(27,898)	$(16,942)	$1,096

Condensed Consolidating Statement of Cash Flows

Six Months Ended June 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$18,836	$—	$(34)	$(15,194)	$29,136	$4,928

Cash flows from investing activities:
Capital expenditures	(20,804)	—	—	—	(17,147)	(3,657)
Proceeds from sale of property, plant and equipment	1,968	—	—	—	576	1,392

Net cash used in investing activities	(18,836)	—	—	—	(16,571)	(2,265)
Cash flows from financing activities:
Debt repayments	(1,691)	—	—	(1,500)	(191)	—
Equity contribution	38	—	38	—	—	—
Change in intercompany indebtedness	—	—	—	46,694	(45,667)	(1,027)

Net cash provided by (used in) financing activities	(1,653)	—	38	45,194	(45,858)	(1,027)
Effect of exchange rate changes on cash	(36)	—	—	—	—	(36)

Net increase (decrease) in cash and cash equivalents	(1,689)	—	4	30,000	(33,293)	1,600
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$66,008	$—	$4	$30,016	$22,282	$13,706

Condensed Consolidating Statement of Cash Flows

Six Months Ended June 30, 2011

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$33,895	$—	$—	$(5,049)	$35,183	$3,761

Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired	(185,270)	—	—	(375,000)	180,084	9,646
Investment in subsidiaries	—	320,000	(320,000)	—	—	—
Capital expenditures	(6,474)	—	—	—	(5,412)	(1,062)
Proceeds from sale of property, plant and equipment	180	—	—	—	156	24
Decrease in restricted cash	16,290	—	—	—	16,290	—

Net cash provided by (used in) investing activities	(175,274)	320,000	(320,000)	(375,000)	191,118	8,608
Cash flows from financing activities:
Debt repayments	(2,298)	—	—	(1,500)	(130)	(668)
Payment of deferred financing costs	(19,528)	—	—	(19,528)	—	—
Payment of debt commitment fees	(5,945)	—	—	(5,945)	—	—
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)	298,500	—	—	298,500	—	—
Issuance of Senior Notes	400,000	—	—	400,000	—	—
Repayment of 2010 Credit Facility	(423,938)	—	—		(423,938)	—
Redemption of Senior PIK Notes, including call premium and redemption period interest	(360,115)	—	—	(360,115)	—	—
Equity contribution	320,000	(320,000)	320,000	320,000	—	—
Change in intercompany indebtedness	—	—	—	(251,346)	251,346	—

Net cash provided by (used in) financing activities	206,676	(320,000)	320,000	380,066	(172,722)	(668)
Effect of exchange rate changes on cash	319	—	—	—	—	319

Net increase in cash and cash equivalents	65,616	—	—	17	53,579	12,020
Cash and cash equivalents at beginning of period	—	—	—	—	—	—

Cash and cash equivalents at end of period	$65,616	$—	$—	$17	$53,579	$12,020

Condensed Consolidating Statement of Cash Flows

January 1, 2011 through January 25, 2011

(in thousands)

	UCI International Consolidated	Eliminations	UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash used in operating activities	$(9,341)	$—	$(8,427)	$(865)	$(49)

Cash flows from investing activities:
Capital expenditures	(1,571)	—	—	(1,430)	(141)

Net cash used in investing activities	(1,571)	—	—	(1,430)	(141)
Cash flows from financing activities:
Debt repayments	(2,633)	—	—	(30)	(2,603)
Payment of deferred financing costs	(920)	—	(920)	—	—
Proceeds from exercise of stock options	1,077	—	1,077	—	—
Excess tax benefits from share-based payments	2,661	—	2,661	—	—
Change in intercompany indebtedness	—	—	5,609	(8,472)	2,863

Net cash provided by (used in) financing activities	185	—	8,427	(8,502)	260
Effect of exchange rate changes on cash	127	—	—	—	127

Net increase (decrease) in cash and cash equivalents	(10,600)	—	—	(10,797)	197
Cash and cash equivalents at beginning of period	200,330	—	17	190,865	9,448

Cash and cash equivalents at end of period	$189,730	$—	$17	$180,068	$9,645